Deferred income (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Deferred Income [Abstract]
Disclosure of detailed information about current deferred income [text block]
	March 31, 2020	March 31, 2019
Contract liabilities	1,472,898	1,333,802
	1,472,898	1,333,802